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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08355
                                  ----------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 6200 The Corners Parkway          Norcross, Georgia                  30092
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.  6200 The Corners Parkway  Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                     ---------------------------

Date of fiscal year end:        December 31, 2006
                          ---------------------------------------------

Date of reporting period:       June 30, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

LETTER TO SHAREHOLDERS
================================================================================

Dear Wells Shareholder:

It's been another good year so far for the Wells S&P REIT Index Fund. I hope that you're continuing to see the value of the U.S. real estate market and its great potential in helping you diversify your portfolio and manage risk.

If you look at the performance of the REIT market in general and the Wells S&P REIT Index Fund, there's reason to feel good about the kinds of returns we've seen. One question I'm often asked these days is how rising interest rates might affect the value of real estate investments. Real estate is directly impacted by interest rates; however, it's our perspective that rising interest rates primarily influence the housing and residential markets. While the Fund does have some investments in these markets, it's well diversified across all types of REITs, so housing and residential are only part of the Fund's composition. Rising interest rates can actually benefit commercial real estate, which makes up a large portion of the Fund's portfolio, because inflation can enhance property values.

I think it's wise to remember the importance of real estate in your asset allocation plan and that including real estate in a diversified portfolio makes sense no matter what the markets are doing. And I want to applaud you for recognizing the value of what we believe is a long-term trend -- an increasing market for "securitized" real estate. Similar to how mutual funds have revolutionized the way investors can access the stock market, we believe that securitized commercial real estate shows the same promise for providing broad, diversified access to this important asset class.

This 2006 Semiannual Report contains important Fund information and performance data. Please review it carefully and keep it for your records. We thank you for your continued confidence and participation as a Wells S&P REIT Index Fund investor.

Sincerely,

/s/ Leo F. Wells III

Leo F. Wells III
President
Wells Real Estate Funds


Investments  in  real  estate  and  in  REITs  have  various  risks,   including
devaluation based on adverse economic and regulatory changes. Additionally, investments in REITs will fluctuate with the value of the underlying properties, and the price of your Fund shares, when redeemed, may be less than your original cost. Recipients of this material should not place undue reliance on forward-looking statements.

WELLS S&P REIT INDEX FUND
SECTOR ALLOCATION (% OF COMMON STOCKS)
JUNE 30, 2006 (UNAUDITED)
================================================================================


                                              Apartment/Residential - 19.3%
                                              Diversified - 5.8%
                                              Health Care - 4.0%
       [GRAPHIC OMITTED]                      Hotel - 3.1%
                                              Industrial/Office - 28.1%
                                              Mortgage - 1.1%
                                              Retail Centers - 29.3%
                                              Self Storage - 3.5%
                                              Specialty - 5.8%



WELLS S&P REIT INDEX FUND
TOP 10 HOLDINGS
JUNE 30, 2006 (UNAUDITED)
================================================================================

                                                             % OF
                                                          NET ASSETS
                                                          ----------

           Simon Property Group, Inc.                        5.2%
           Equity Office Properties Trust                    4.6%
           Equity Residential                                4.4%
           ProLogis                                          4.4%
           Vornado Realty Trust                              4.0%
           Archstone-Smith Trust                             3.7%
           General Growth Properties, Inc.                   3.7%
           Boston Properties, Inc.                           2.8%
           AvalonBay Communities, Inc.                       2.8%
           Kimco Realty Corp.                                2.6%

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
================================================================================
ASSETS
Investment securities:
  At acquisition cost ........................................   $ 263,466,150
                                                                 =============
  At market value (Note 1) ...................................   $ 369,085,807
Dividends receivable .........................................       1,225,609
Receivable for capital shares sold ...........................         359,197
Other assets .................................................          92,896
                                                                 -------------
  TOTAL ASSETS ...............................................     370,763,509
                                                                 -------------

LIABILITIES
Dividends payable ............................................         567,875
Payable for capital shares redeemed ..........................         683,283
Payable to Adviser (Note 3) ..................................         218,092
Payable to affiliate (Note 3) ................................          71,100
Other accrued expenses and liabilities .......................          25,387
                                                                 -------------
  TOTAL LIABILITIES ..........................................       1,565,737
                                                                 -------------

NET ASSETS ...................................................   $ 369,197,772
                                                                 =============

NET ASSETS CONSIST OF:
Paid-in capital ..............................................   $ 254,493,223
Undistributed net investment income ..........................           2,897
Accumulated net realized gains from security transactions ....       9,081,995
Net unrealized appreciation on investments ...................     105,619,657
                                                                 -------------
Net assets ...................................................   $ 369,197,772
                                                                 -------------

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................   $ 229,367,274
                                                                 =============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ........................      17,779,715
                                                                 =============
Net asset value and redemption price per share (Note 1) ......   $       12.90
                                                                 =============
Maximum offering price per share (Note 1) ....................   $       13.44
                                                                 =============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......................   $  60,582,476
                                                                 =============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ........................       4,616,374
                                                                 =============
Net asset value and offering price per share(a) (Note 1) .....   $       13.12
                                                                 =============


PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ......................   $  78,466,828
                                                                 =============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ........................       6,004,802
                                                                 =============
Net asset value and offering price per share(a) (Note 1) .....   $       13.07
                                                                 =============


PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ......................   $     781,194
                                                                 =============
Shares of beneficial interest outstanding (unlimited number
  of shares authorized, no par value) ........................          60,532
                                                                 =============
Net asset value, offering price and redemption price per
  share (Note 1) .............................................   $       12.91
                                                                 =============

(a)  Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends ..................................................   $   7,533,645
                                                                 -------------

EXPENSES
  Investment advisory fees (Note 3) ..........................         901,132
  Distribution expenses, Class A (Note 3) ....................         279,098
  Distribution expenses, Class B (Note 3) ....................         294,729
  Distribution expenses, Class C (Note 3) ....................         387,477
  Transfer agent fees, Class A (Note 3) ......................         115,467
  Transfer agent fees, Class B (Note 3) ......................          31,190
  Transfer agent fees, Class C (Note 3) ......................          41,605
  Transfer agent fees, Class I (Note 3) ......................           9,000
  Administrative services fees (Note 3) ......................         185,746
  Postage and supplies expense ...............................          83,733
  Custodian fees .............................................          69,771
  Trustees fees ..............................................          68,000
  Professional fees ..........................................          53,405
  Accounting services fees (Note 3) ..........................          43,744
  Registration fees, Common ..................................          11,585
  Registration fees, Class A .................................           8,692
  Registration fees, Class B .................................           5,163
  Registration fees, Class C .................................           5,519
  Registration fees, Class I .................................             489
  Reports to shareholders ....................................          30,575
  Insurance expense ..........................................          24,883
  Other expenses .............................................          45,254
                                                                 -------------
    TOTAL EXPENSES ...........................................       2,696,257
    Fees waived by the Adviser (Note 3) ......................        (184,184)
    Class A expenses reimbursed by the Adviser (Note 3) ......        (124,159)
    Class B expenses reimbursed by the Adviser (Note 3) ......         (36,353)
    Class C expenses reimbursed by the Adviser (Note 3) ......         (47,124)
    Class I expenses reimbursed by the Adviser (Note 3) ......          (9,489)
                                                                 -------------
    NET EXPENSES .............................................       2,294,948
                                                                 -------------

NET INVESTMENT INCOME ........................................       5,238,697
                                                                 -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ..............      11,670,248
  Net change in unrealized appreciation/depreciation
    on investments ...........................................      24,643,243
                                                                 -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .............      36,313,491
                                                                 -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...................   $  41,552,188
                                                                 =============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                              SIX MONTHS
                                                                 ENDED          YEAR ENDED
                                                             JUNE 30, 2006     DECEMBER 31,
                                                              (UNAUDITED)          2005
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .................................    $   5,238,697    $   6,273,762
  Net realized gains from security transactions .........       11,670,248       27,783,372
  Net change in unrealized appreciation/depreciation
    on investments ......................................       24,643,243       (2,961,566)
                                                             -------------    -------------
Increase in net assets from operations ..................       41,552,188       31,095,568
                                                             -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income, Class A .........       (3,583,669)      (4,495,669)
  Dividends from net investment income, Class B .........         (708,919)        (750,899)
  Dividends from net investment income, Class C .........         (930,400)      (1,011,291)
  Dividends from net investment income, Class R .........             --               (385)
  Dividends from net investment income, Class I .........          (12,812)         (15,518)
  Distributions from net realized gains, Class A ........               --      (17,389,172)
  Distributions from net realized gains, Class B ........               --       (4,499,796)
  Distributions from net realized gains, Class C ........               --       (6,009,737)
  Distributions from net realized gains, Class I ........               --          (55,918)
  Return of capital, Class A ............................               --       (3,615,813)
  Return of capital, Class B ............................               --         (901,231)
  Return of capital, Class C ............................               --       (1,215,764)
  Return of capital, Class R ............................               --             (295)
  Return of capital, Class I ............................               --          (11,133)
                                                             -------------    -------------
Decrease in net assets from distributions to shareholders       (5,235,800)     (39,972,621)
                                                             -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS A
  Proceeds from shares sold .............................       22,263,014       47,477,936
  Net asset value of shares issued in reinvestment of
    distributions to shareholders .......................        2,832,576       20,881,235
  Payments for shares redeemed ..........................      (28,688,350)     (65,065,273)
                                                             -------------    -------------
Net increase (decrease) in net assets from Class A
  share transactions ....................................       (3,592,760)       3,293,898
                                                             -------------    -------------

CLASS B
  Proceeds from shares sold .............................        2,939,282        7,702,645
  Net asset value of shares issued in reinvestment of
    distributions to shareholders .......................          570,090        5,071,022
  Payments for shares redeemed ..........................       (4,086,647)      (7,898,668)
                                                             -------------    -------------
Net increase (decrease) in net assets from Class B
  share transactions ....................................         (577,275)       4,874,999
                                                             -------------    -------------

CLASS C
  Proceeds from shares sold .............................        6,055,002       14,913,091
  Net asset value of shares issued in reinvestment of
    distributions to shareholders .......................          770,226        6,651,173
  Payments for shares redeemed ..........................       (9,605,593)     (15,253,148)
                                                             -------------    -------------
Net increase (decrease) in net assets from Class C
  share transactions ....................................       (2,780,365)       6,311,116
                                                             -------------    -------------

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=============================================================================================
                                                              SIX MONTHS
                                                                 ENDED          YEAR ENDED
                                                             JUNE 30, 2006     DECEMBER 31,
                                                              (UNAUDITED)          2005
---------------------------------------------------------------------------------------------
CLASS R
  Proceeds from shares sold .............................    $          --    $      30,824
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ....................               --              680
  Payments for shares redeemed ..........................               --          (84,919)
                                                             -------------    -------------
Net decrease in net assets from Class R
  share transactions ....................................               --          (53,415)
                                                             -------------    -------------

CLASS I
  Proceeds from shares sold .............................           52,909          288,833
  Net asset value of shares issued in reinvestment of
    distributions to shareholders .......................           12,303           77,285
  Payments for shares redeemed ..........................          (39,041)        (261,718)
                                                             -------------    -------------
Net increase in net assets from Class I
  share transactions ....................................           26,171          104,400
                                                             -------------    -------------

TOTAL INCREASE IN NET ASSETS ............................       29,392,159        5,653,945

NET ASSETS
  Beginning of period ...................................      339,805,613      334,151,668
                                                             -------------    -------------
  End of period .........................................    $ 369,197,772    $ 339,805,613
                                                             =============    =============

Undistributed net investment income .....................    $       2,897    $          --
                                                             =============    =============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS A
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
======================================================================================================================
                                           SIX MONTHS         YEAR        YEAR        YEAR        YEAR        YEAR
                                              ENDED          ENDED       ENDED       ENDED       ENDED       ENDED
                                          JUNE 30, 2006     DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                           (UNAUDITED)        2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   11.64      $   11.97   $   10.31   $    8.26   $    8.63   $    8.14
                                            ---------      ---------   ---------   ---------   ---------   ---------

Income (loss) from investment operations:
  Net investment income .................        0.20           0.27        0.31        0.28        0.34        0.37
  Net realized and unrealized gains
    (losses) on investments .............        1.26           0.92        2.73        2.45       (0.07)       0.63
                                            ---------      ---------   ---------   ---------   ---------   ---------
Total from investment operations ........        1.46           1.19        3.04        2.73        0.27        1.00
                                            ---------      ---------   ---------   ---------   ---------   ---------

Less distributions:
  Dividends from net investment income ..       (0.20)         (0.27)      (0.31)      (0.28)      (0.34)      (0.37)
  Distributions from net realized gains .        --            (1.04)      (0.99)      (0.28)      (0.18)         --
  Return of capital .....................        --            (0.21)      (0.08)      (0.12)      (0.12)      (0.14)
                                            ---------      ---------   ---------   ---------   ---------   ---------
Total distributions .....................       (0.20)         (1.52)      (1.38)      (0.68)      (0.64)      (0.51)
                                            ---------      ---------   ---------   ---------   ---------   ---------

Net asset value at end of period ........   $   12.90      $   11.64   $   11.97   $   10.31   $    8.26   $    8.63
                                            =========      =========   =========   =========   =========   =========

Total return(a) .........................      12.55%(c)      10.15%      30.13%      33.88%       2.97%      12.63%
                                            =========      =========   =========   =========   =========   =========

Net assets at end of period (000's) .....   $ 229,367      $ 210,471   $ 212,993   $ 170,443   $  93,545   $  74,470
                                            =========      =========   =========   =========   =========   =========

Ratio of net expenses to average
  net assets(b) .........................       0.99%(d)       0.99%       0.99%       0.99%       0.99%       0.99%

Ratio of net investment income
  to average net assets .................       3.19%(d)       2.17%       2.86%       3.19%       3.96%       4.61%

Portfolio turnover rate .................         11%(d)         18%         26%         13%         10%          5%

(a)  Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.20%(d), 1.25%, 1.30%, 1.34%, 1.38% and 1.26% for the periods ended June 30, 2006, December 31, 2005, 2004, 2003, 2002 and 2001, respectively (Note 3).
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS B
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
======================================================================================================================
                                           SIX MONTHS         YEAR        YEAR        YEAR        YEAR        YEAR
                                              ENDED          ENDED       ENDED       ENDED       ENDED       ENDED
                                          JUNE 30, 2006     DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                           (UNAUDITED)        2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   11.84      $   12.15   $   10.46   $    8.37   $    8.75   $    8.24
                                            ---------      ---------   ---------   ---------   ---------   ---------

Income (loss) from investment operations:
  Net investment income .................        0.15           0.18        0.23        0.22        0.27        0.30
  Net realized and unrealized gains
    (losses) on investments .............        1.28           0.94        2.76        2.48       (0.07)       0.66
                                            ---------      ---------   ---------   ---------   ---------   ---------
Total from investment operations ........        1.43           1.12        2.99        2.70        0.20        0.96
                                            ---------      ---------   ---------   ---------   ---------   ---------

Less distributions:
  Dividends from net investment income ..       (0.15)         (0.18)      (0.23)      (0.22)      (0.27)      (0.30)
  Distributions from net realized gains .        --            (1.04)      (0.99)      (0.28)      (0.18)       --
  Return of capital .....................        --            (0.21)      (0.08)      (0.11)      (0.13)      (0.15)
                                            ---------      ---------   ---------   ---------   ---------   ---------
Total distributions .....................       (0.15)         (1.43)      (1.30)      (0.61)      (0.58)      (0.45)
                                            ---------      ---------   ---------   ---------   ---------   ---------

Net asset value at end of period ........   $   13.12      $   11.84   $   12.15   $   10.46   $    8.37   $    8.75
                                            =========      =========   =========   =========   =========   =========

Total return(a) .........................      12.10%(c)       9.35%      29.12%      32.98%       2.13%      11.88%
                                            =========      =========   =========   =========   =========   =========

Net assets at end of period (000's) .....   $  60,582      $  55,231   $  51,588   $  31,854   $  18,880   $  12,708
                                            =========      =========   =========   =========   =========   =========

Ratio of net expenses to average
  net assets(b) .........................       1.74%(d)       1.74%       1.74%       1.74%       1.74%       1.74%

Ratio of net investment income
  to average net assets .................       2.44%(d)       1.42%       2.11%       2.44%       3.21%       3.86%

Portfolio turnover rate .................         11%(d)         18%         26%         13%         10%          5%

(a)  Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.97%(d), 2.00%, 1.94%, 1.96%, 1.99% and 2.01% for the periods ended June 30, 2006, December 31, 2005, 2004, 2003, 2002 and 2001, respectively (Note 3).
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS C
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                                         PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
======================================================================================================================
                                           SIX MONTHS         YEAR        YEAR        YEAR        YEAR        YEAR
                                              ENDED          ENDED       ENDED       ENDED       ENDED       ENDED
                                          JUNE 30, 2006     DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                           (UNAUDITED)        2005        2004        2003        2002        2001
----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   11.79      $   12.10   $   10.43   $    8.35   $    8.72   $    8.22
                                            ---------      ---------   ---------   ---------   ---------   ---------

Income (loss) from investment operations:
  Net investment income .................        0.15           0.18        0.23        0.22        0.27        0.30
  Net realized and unrealized gains
    (losses) on investments .............        1.28           0.94        2.74        2.47       (0.06)       0.65
                                            ---------      ---------   ---------   ---------   ---------   ---------
Total from investment operations ........        1.43           1.12        2.97        2.69        0.21        0.95
                                            ---------      ---------   ---------   ---------   ---------   ---------
Less distributions:
  Dividends from net investment income ..       (0.15)         (0.18)      (0.23)      (0.22)      (0.27)      (0.30)
  Distributions from net realized gains .        --            (1.04)      (0.99)      (0.28)      (0.18)       --
  Return of capital .....................        --            (0.21)      (0.08)      (0.11)      (0.13)      (0.15)
                                            ---------      ---------   ---------   ---------   ---------   ---------
Total distributions .....................       (0.15)         (1.43)      (1.30)      (0.61)      (0.58)      (0.45)
                                            ---------      ---------   ---------   ---------   ---------   ---------

Net asset value at end of period ........   $   13.07      $   11.79   $   12.10   $   10.43   $    8.35   $    8.72
                                            =========      =========   =========   =========   =========   =========

Total return(a) .........................      12.15%(c)       9.39%      29.01%      32.94%       2.25%      11.78%
                                            =========      =========   =========   =========   =========   =========

Net assets at end of period (000's) .....   $  78,467      $  73,420   $  68,912   $  38,861   $  19,350   $   9,339
                                            =========      =========   =========   =========   =========   =========

Ratio of net expenses to average
  net assets(b) .........................       1.74%(d)       1.74%       1.74%       1.74%       1.74%       1.74%

Ratio of net investment income
  to average net assets .................       2.44%(d)       1.42%       2.11%       2.44%       3.21%       3.86%

Portfolio turnover rate .................         11%(d)         18%         26%         13%         10%          5%

(a)  Total returns shown exclude the effect of applicable sales loads.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.96%(d), 2.01%, 1.94%, 1.96%, 1.99% and 2.01% for the periods ended June 30, 2006, December 31, 2005, 2004, 2003, 2002 and 2001, respectively (Note 3).
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS I
FINANCIAL HIGHLIGHTS
===========================================================================================================
                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===========================================================================================================
                                           SIX MONTHS         YEAR             YEAR            PERIOD
                                              ENDED          ENDED            ENDED            ENDED
                                          JUNE 30, 2006    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                           (UNAUDITED)        2005             2004            2003(a)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period    $     11.65      $     11.97      $     10.31      $      9.39
                                          -----------      -----------      -----------      -----------

Income from investment operations:
  Net investment income ...............          0.22             0.30             0.29             0.13
  Net realized and unrealized gains
    on investments ....................          1.26             0.93             2.77             1.25
                                          -----------      -----------      -----------      -----------
Total from investment operations ......          1.48             1.23             3.06             1.38
                                          -----------      -----------      -----------      -----------

Less distributions:
  Dividends from net investment income          (0.22)           (0.30)           (0.29)           (0.13)
  Distributions from net realized gains          --              (1.04)           (0.99)           (0.28)
  Return of capital ...................          --              (0.21)           (0.12)           (0.05)
                                          -----------      -----------      -----------      -----------
Total distributions ...................         (0.22)           (1.55)           (1.40)           (0.46)
                                          -----------      -----------      -----------      -----------

Net asset value at end of period ......   $     12.91      $     11.65      $     11.97      $     10.31
                                          ===========      ===========      ===========      ===========

Total return ..........................        12.67%(c)        10.51%           30.44%           14.78%(c)
                                          ===========      ===========      ===========      ===========

Net assets at end of period (000's) ...   $       781      $       683      $       598      $        69
                                          ===========      ===========      ===========      ===========

Ratio of net expenses to average
  net assets(b) .......................         0.74%(d)         0.74%            0.74%            0.74%(d)

Ratio of net investment income to
  average net assets ..................         3.44%(d)         2.42%            3.11%            3.44%(d)

Portfolio turnover rate ...............           11%(d)           18%              26%              13%(d)

(a) Represents the period from the initial public offering of Class I shares (August 25, 2003) through December 31, 2003.
(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.43%(d), 3.92%, 9.41% and 27.09%(d) for the periods ended June 30, 2006, December 31, 2005, 2004 and 2003, respectively (Note 3).
(c)  Not annualized.
(d)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
COMMON STOCKS -- 99.7%                                 SHARES          VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL -- 19.2%
American Land Lease, Inc. .....................          8,370   $     205,065
Apartment Investment & Management Co. - Class A        122,520       5,323,494
Archstone-Smith Trust .........................        269,426      13,705,701
Associated Estates Realty Corp. ...............         17,610         218,364
AvalonBay Communities, Inc. ...................         93,754      10,371,067
BRE Properties, Inc. - Class A ................         64,680       3,557,400
Camden Property Trust .........................         70,675       5,198,146
Equity Residential ............................        367,130      16,421,725
Essex Property Trust, Inc. ....................         28,860       3,222,508
Home Properties, Inc. .........................         39,750       2,206,523
Inland Real Estate Corp. ......................         85,243       1,268,416
Mid-America Apartment Communities, Inc. .......         25,430       1,417,723
Post Properties, Inc. .........................         54,080       2,451,987
Sun Communities, Inc. .........................         20,040         651,901
United Dominion Realty Trust, Inc. ............        169,270       4,741,253
                                                                 -------------
                                                                    70,961,273
                                                                 -------------
DIVERSIFIED -- 5.8%
Colonial Properties Trust .....................         57,661       2,848,453
Digital Realty Trust, Inc. ....................         40,470         999,204
Duke Realty Corp. .............................        170,020       5,976,203
EastGroup Properties, Inc. ....................         27,970       1,305,640
Glenborough Realty Trust, Inc. ................         40,580         874,093
iStar Financial, Inc. .........................        142,790       5,390,322
Pennsylvania Real Estate Investment Trust .....         46,190       1,864,690
Washington Real Estate Investment Trust .......         56,460       2,072,082
                                                                 -------------
                                                                    21,330,687
                                                                 -------------
HEALTH CARE -- 4.0%
Health Care Property Investors, Inc. ..........        172,496       4,612,543
Health Care REIT, Inc. ........................         78,300       2,736,585
Healthcare Realty Trust, Inc. .................         60,263       1,919,377
LTC Properties, Inc. ..........................         25,620         572,607
National Health Investors, Inc. ...............         29,520         793,793
Nationwide Health Properties, Inc. ............         94,210       2,120,667
Senior Housing Properties Trust ...............         66,990       1,199,791
Universal Health Realty Income Trust ..........         14,884         466,613
Windrose Medical Properties Trust .............         25,660         374,636
                                                                 -------------
                                                                    14,796,612
                                                                 -------------
HOTEL -- 3.1%
Equity Inns, Inc. .............................         68,740       1,138,334
FelCor Lodging Trust, Inc. ....................         63,710       1,385,055
Hospitality Properties Trust ..................         90,700       3,983,544
LaSalle Hotel Properties ......................         50,360       2,331,668
Sunstone Hotel Investors, Inc. ................         73,030       2,122,252
Winston Hotels, Inc. ..........................         33,370         408,783
                                                                 -------------
                                                                    11,369,636
                                                                 -------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 99.7% (CONTINUED)                     SHARES          VALUE
--------------------------------------------------------------------------------
INDUSTRIAL/OFFICE -- 28.0%
Alexandria Real Estate Equities, Inc. .........         32,880   $   2,915,798
AMB Property Corp. ............................        110,930       5,607,512
BioMed Realty Trust, Inc. .....................         70,410       2,108,075
Boston Properties, Inc. .......................        115,120      10,406,848
Brandywine Realty Trust .......................        114,560       3,685,395
CarrAmerica Realty Corp. ......................         74,430       3,315,856
Corporate Office Properties Trust .............         41,020       1,726,122
Cousins Properties, Inc. ......................         48,600       1,503,198
Crescent Real Estate Equities Co. .............        100,030       1,856,557
Equity Office Properties Trust ................        461,535      16,850,643
First Industrial Realty Trust, Inc. ...........         56,420       2,140,575
First Potomac Realty Trust ....................         25,840         769,774
Highwoods Properties, Inc. ....................         68,240       2,468,923
HRPT Properties Trust .........................        264,540       3,058,082
Kilroy Realty Corp. ...........................         40,080       2,895,780
Lexington Corporate Properties Trust ..........         66,650       1,439,640
Liberty Property Trust ........................        112,450       4,970,290
Mack-Cali Realty Corp. ........................         78,550       3,607,016
Monmouth Real Estate Investment Corp. - Class A         24,910         200,775
Parkway Properties, Inc. ......................         17,880         813,540
ProLogis ......................................        308,810      16,095,177
PS Business Parks, Inc. .......................         20,180       1,190,620
Reckson Associates Realty Corp. ...............        104,900       4,340,762
SL Green Realty Corp. .........................         54,460       5,961,736
Trizec Properties, Inc. .......................        122,830       3,517,851
                                                                 -------------
                                                                   103,446,545
                                                                 -------------
MORTGAGE -- 1.1%
Thornburg Mortgage, Inc. ......................        141,040       3,930,785
                                                                 -------------

RETAIL CENTERS -- 29.2%
Acadia Realty Trust ...........................         40,040         946,946
CBL & Associates Properties, Inc. .............         53,520       2,083,534
Cedar Shopping Centers, Inc. ..................         38,440         565,837
Developers Diversified Realty Corp. ...........        138,272       7,215,033
Equity Lifestyle Properties, Inc. .............         24,070       1,054,988
Equity One, Inc. ..............................         48,760       1,019,084
Federal Realty Investment Trust ...............         66,870       4,680,900
General Growth Properties, Inc. ...............        303,910      13,694,185
Glimcher Realty Trust .........................         46,190       1,145,974
Heritage Property Investment Trust ............         60,270       2,104,628
Kimco Realty Corp. ............................        266,730       9,732,978
Macerich Co. (The) ............................         90,490       6,352,398
Mills Corp. (The) .............................         71,350       1,908,613
New Plan Excel Realty Trust ...................        131,860       3,255,623
Pan Pacific Retail Properties, Inc. ...........         51,400       3,565,618
Ramco-Gershenson Properties Trust .............         21,240         571,993

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 99.7% (CONTINUED)                     SHARES          VALUE
--------------------------------------------------------------------------------
RETAIL CENTERS -- 29.2% (CONTINUED)
Regency Centers Corp. .........................         86,450   $   5,372,867
Saul Centers, Inc. ............................         14,150         577,037
Simon Property Group, Inc. ....................        231,080      19,165,775
Tanger Factory Outlet Centers, Inc. ...........         39,030       1,263,401
Taubman Centers, Inc. .........................         66,530       2,721,077
Urstadt Biddle Properties - Class A ...........         28,304         461,072
Vornado Realty Trust ..........................        149,910      14,623,720
Weingarten Realty Investors ...................        101,675       3,892,119
                                                                 -------------
                                                                   107,975,400
                                                                 -------------
SELF STORAGE -- 3.5%
Public Storage, Inc. ..........................        104,324       7,918,192
Shurgard Storage Centers, Inc. - Class A ......         59,610       3,725,625
Sovran Self Storage, Inc. .....................         22,330       1,134,141
                                                                 -------------
                                                                    12,777,958
                                                                 -------------
SPECIALTY -- 5.8%
CentraCore Properties Trust ...................         13,870         343,282
Entertainment Properties Trust ................         33,350       1,435,718
Innkeepers USA Trust ..........................         54,440         940,723
National Retail Properties, Inc. ..............         72,960       1,455,552
Plum Creek Timber Co., Inc. ...................        232,370       8,249,135
Potlatch Corp. ................................         48,700       1,838,425
Rayonier, Inc. ................................         96,459       3,656,761
Realty Income Corp. ...........................        112,300       2,459,370
Trustreet Properties, Inc. ....................         75,760         999,274
                                                                 -------------
                                                                    21,378,240
                                                                 -------------

TOTAL COMMON STOCKS (Cost $262,347,479) .......                  $ 367,967,136
                                                                 -------------

================================================================================
CASH EQUIVALENTS -- 0.3%                              SHARES          VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund
- Class A (Cost $1,118,671) ...................      1,118,671   $   1,118,671
                                                                 -------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $263,466,150) ...........................                  $ 369,085,807

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% .                        111,965
                                                                 -------------

NET ASSETS -- 100.0% ..........................                  $ 369,197,772
                                                                 =============


Industry classifications are based on S&P categories.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares and Class I shares commenced on May 7, 1999, May 5, 1999 and August 25, 2003, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers four classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Prior to May 1, 2005, a fifth class, Class R, was also offered. Class R shares were sold without any sales loads and an annual distribution fee of up to 0.75% of the average daily net assets attributable to Class R shares. The offering of Class R shares was discontinued on April 30, 2005.

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

SHARE VALUATION -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares and Class I shares, is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

The tax character of distributions paid during the periods ended June 30, 2006 and December 31, 2005 are as follows:

------------------------------------------------------------------------------------------------
                                                                     RETURN OF
                          PERIOD       ORDINARY      LONG-TERM        CAPITAL          TOTAL
                           ENDED        INCOME     CAPITAL GAINS    (NONTAXABLE)   DISTRIBUTIONS
------------------------------------------------------------------------------------------------
          Class A         6/30/06   $  3,583,669   $         --    $         --    $  3,583,669
                         12/31/05   $  4,728,433   $ 17,156,407    $  3,615,814    $ 25,500,654
------------------------------------------------------------------------------------------------
          Class B         6/30/06   $    708,919   $         --    $         --    $    708,919
                         12/31/05   $    811,131   $  4,439,564    $    901,231    $  6,151,926
------------------------------------------------------------------------------------------------
          Class C         6/30/06   $   930,400    $         --    $         --    $    930,400
                         12/31/05   $ 1,091,735    $  5,929,292    $  1,215,764    $  8,236,791
------------------------------------------------------------------------------------------------
          Class R         6/30/06   $        --    $         --    $         --    $         --
                         12/31/05   $       385    $         --    $        295    $        680
------------------------------------------------------------------------------------------------
          Class I         6/30/06   $    12,812    $         --    $         --    $     12,812
                         12/31/05   $    16,266    $     55,169    $     11,133    $     82,568
------------------------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2006:

         Federal income tax cost .............         $ 265,561,237
                                                       =============
         Gross unrealized appreciation .......         $ 106,775,590
         Gross unrealized depreciation .......            (3,251,020)
                                                       -------------
         Net unrealized appreciation .........           103,524,570
                                                       -------------
         Undistributed ordinary income .......                 2,897
         Undistributed long-term capital gains            11,177,082
                                                       -------------
         Distributable earnings ..............         $ 114,704,549
                                                       =============

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

2.   INVESTMENT TRANSACTIONS

During the period ended June 30, 2006, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $20,046,190 and $31,342,515, respectively.

3.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT

The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser waived $184,184 of its investment advisory fees and reimbursed the Fund for $124,159 of Class A expenses, $36,353 of Class B expenses, $47,124 of Class C expenses, and $9,489 of Class I expenses during the period ended June 30, 2006. The Adviser has contractually agreed, until at least May 1, 2007, to waive fees and reimburse expenses in order to maintain the total operating expenses of Class A, Class B and Class C shares at or below 0.99%, 1.74% and 1.74%, respectively, per annum. The Adviser has contractually agreed, until at least May 1, 2015, to waive fees and reimburse expenses in order to maintain the total operating expenses of Class I shares at or below 0.74% per annum.

SUB-ADVISORY AGREEMENT

PADCO Advisors, Inc., d/b/a Rydex Investments (the Sub-Adviser), has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $10,000 minimum monthly fee.

Effective July 1, 2006, for these services, the Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.10% of the Fund's average daily net assets, subject to a $200,000 minimum annual fee.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee. Accordingly, Ultimus received $185,746 for administration fees for the period ended June 30, 2006. As of June 30, 2006, the Fund owes Ultimus $30,900 for administration fees.

Effective July 1, 2006, for these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.08% of the Fund's average daily net assets up to $500 million; 0.05% of such net assets from $500 million to $2 billion; 0.04% of such net assets from $2 billion to $3 billion; and 0.03% of such net assets in excess of $3 billion, subject to a minimum monthly fee of $2,000.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. Accordingly, Ultimus received $197,262 for transfer agent fees for the period ended June 30, 2006. In addition, the Fund pays Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies. As of June 30, 2006, the Fund owes Ultimus $33,200 for transfer agent fees.

Effective July 1, 2006, for these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder, subject to a minimum monthly fee of $1,500 for a share class with 100 or more accounts. For a share class with less than 100 accounts, the monthly fee is reduced to $500.

ACCOUNTING SERVICES AGREEMENT

Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $4,000 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. Accordingly, Ultimus received $43,744 for accounting services fees for the period ended June 30, 2006. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities. As of June 30, 2006, the Fund owes Ultimus $7,000 for accounting services fees.

Effective July 1, 2006, for these services, the Fund pays Ultimus a base fee of $3,500 per month plus an asset based fee computed as a percentage of the Fund's average net assets.

UNDERWRITING AGREEMENT

Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the period ended June 30, 2006, the Underwriter earned $63,979 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $66,368 and $5,675 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

SUB-DISTRIBUTION AGREEMENT

Under the terms of a Sub-Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the Sub-Distributor), the Underwriter retains the
Sub-Distributor to assist in the distribution of shares of the Fund. The Sub-Distributor receives no compensation from the Trust or the Underwriter for these services.

PLANS OF DISTRIBUTION

The Trust has adopted plans of distribution under which each class of shares of the Fund, other than Class I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. During the period ended June 30, 2006, the Fund's Class A, Class B, and Class C shares paid distribution expenses of $279,098, $294,729, and $387,477, respectively. There is no plan of distribution for Class I shares.

4.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5.   BANK LINE OF CREDIT

Effective February 28, 2006, the Fund secured a $10,000,000 line of credit through its custodian bank. Borrowings under this arrangement incur interest at a rate per annum equal to the Prime Rate minus 0.50% at the time of borrowing. During the six months ended June 30, 2006, the Fund had no borrowings under the arrangement .

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

6.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                      JUNE 30,     DECEMBER 31,
                                                        2006           2005
--------------------------------------------------------------------------------
CLASS A
Shares sold ..................................        1,757,862      3,949,525
Shares issued in reinvestment of distributions
  to shareholders ............................          216,800      1,779,683
Shares redeemed ..............................       (2,270,944)    (5,450,983)
                                                    -----------    -----------
Net increase (decrease) in shares outstanding          (296,282)       278,225
Shares outstanding, beginning of period ......       18,075,997     17,797,772
                                                    -----------    -----------
Shares outstanding, end of period ............       17,779,715     18,075,997
                                                    ===========    ===========

CLASS B
Shares sold ..................................          229,121        634,161
Shares issued in reinvestment of distributions
  to shareholders ............................           42,911        425,393
Shares redeemed ..............................         (319,158)      (641,944)
                                                    -----------    -----------
Net increase (decrease) in shares outstanding           (47,126)       417,610
Shares outstanding, beginning of period ......        4,663,499      4,245,889
                                                    -----------    -----------
Shares outstanding, end of period ............        4,616,373      4,663,499
                                                    ===========    ===========

CLASS C
Shares sold ..................................          472,188      1,234,062
Shares issued in reinvestment of distributions
  to shareholders ............................           58,211        560,205
Shares redeemed ..............................         (751,239)    (1,261,722)
                                                    -----------    -----------
Net increase (decrease) in shares outstanding          (220,840)       532,545
Shares outstanding, beginning of period ......        6,225,642      5,693,097
                                                    -----------    -----------
Shares outstanding, end of period ............        6,004,802      6,225,642
                                                    ===========    ===========

CLASS R
Shares sold ..................................             --            2,606
Shares issued in reinvestment of distributions
  to shareholders ............................             --               62
Shares redeemed ..............................             --           (7,664)
                                                    -----------    -----------
Net increase (decrease) in shares outstanding              --           (4,996)
Shares outstanding, beginning of period ......             --            4,996
                                                    -----------    -----------
Shares outstanding, end of period ............             --             --
                                                    ===========    ===========

CLASS I
Shares sold ..................................            4,044         24,627
Shares issued in reinvestment of distributions
  to shareholders ............................              941          6,570
Shares redeemed ..............................           (3,137)       (22,513)
                                                    -----------    -----------
Net increase in shares outstanding ...........            1,848          8,684
Shares outstanding, beginning of period ......           58,684         50,000
                                                    -----------    -----------
Shares outstanding, end of period ............           60,532         58,684
                                                    ===========    ===========
--------------------------------------------------------------------------------

WELLS S&P REIT INDEX FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, possibly including front-end and contingent deferred sales loads, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables below illustrate each class of the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.


WELLS S&P REIT INDEX FUND - CLASS A
--------------------------------------------------------------------------------
                                     BEGINNING         ENDING
                                      ACCOUNT         ACCOUNT        EXPENSES
                                       VALUE           VALUE        PAID DURING
                                    JAN. 1, 2006    JUNE 30, 2006     PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ....... $  1,000.00    $   1,125.50     $    5.22
Based on Hypothetical 5% Return
  (before expenses) ............... $  1,000.00    $   1,019.89     $    4.96
--------------------------------------------------------------------------------
* Expenses are equal to the Wells S&P Reit Index Fund - Class A annualized expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================
WELLS S&P REIT INDEX FUND - CLASS B
--------------------------------------------------------------------------------
                                      BEGINNING        ENDING
                                       ACCOUNT         ACCOUNT      EXPENSES
                                        VALUE           VALUE      PAID DURING
                                    JAN. 1, 2006    JUNE 30, 2006    PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ....... $  1,000.00    $   1,121.00     $    9.15
Based on Hypothetical 5% Return
 (before expenses) ................ $  1,000.00    $   1,016.17     $    8.70
--------------------------------------------------------------------------------
* Expenses are equal to the Wells S&P Reit Index Fund - Class B annualized expense ratio of 1.74% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


WELLS S&P REIT INDEX FUND - CLASS C
--------------------------------------------------------------------------------
                                     BEGINNING         ENDING
                                      ACCOUNT          ACCOUNT      EXPENSES
                                       VALUE            VALUE      PAID DURING
                                    JAN. 1, 2006    JUNE 30, 2006    PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ....... $  1,000.00    $   1,121.50     $    9.15
Based on Hypothetical 5% Return
 (before expenses) ................ $  1,000.00    $   1,016.17     $    8.70
--------------------------------------------------------------------------------
* Expenses are equal to the Wells S&P Reit Index Fund - Class C annualized expense ratio of 1.74% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


WELLS S&P REIT INDEX FUND - CLASS I
--------------------------------------------------------------------------------
                                     BEGINNING        ENDING
                                      ACCOUNT         ACCOUNT       EXPENSES
                                       VALUE           VALUE       PAID DURING
                                    JAN. 1, 2006    JUNE 30, 2006    PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return ....... $  1,000.00    $   1,126.70     $    3.90
Based on Hypothetical 5% Return
  (before expenses) ............... $  1,000.00    $   1,021.12     $    3.71
--------------------------------------------------------------------------------
* Expenses are equal to the Wells S&P Reit Index Fund - Class I annualized expense ratio of 0.74% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND
OTHER INFORMATION (UNAUDITED)
================================================================================
The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-282-1581. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll free 1-800-282-1581, or on the SEC's website http://www.sec.gov.

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













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
                                           -------------------------------------
WELLS S&P REIT INDEX FUND
6200 The Corners Parkway
Norcross, Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III
Michael R. Buchanan                                        WELLS
Richard W. Carpenter
Bud Carter                                                  S&P
William H. Keogler, Jr.
Donald S. Moss                                         REIT INDEX FUND
Neil H. Strickland
W. Wayne Woody

INVESTMENT ADVISER
Wells Asset Management, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

SUB-ADVISER
Rydex Investments
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850                  -------------------------------------

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092                              SEMI-ANNUAL REPORT
                                                        JUNE 30, 2006
INDEPENDENT REGISTERED                                   (UNAUDITED)
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street                                          WELLS
Cincinnati, Ohio 45202                               REAL ESTATE FUNDS

TRANSFER AGENT                                        [LOGO OMITTED]
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto






Exhibit 99.CERT         Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT      Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
             -------------------------------------------------------------------



By (Signature and Title)*    /s/ Leo F. Wells III
                           -----------------------------------------------------
                           Leo F. Wells III, President


Date       August 31, 2006
      ------------------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Leo F. Wells III
                           -----------------------------------------------------
                           Leo F. Wells III, President


Date       August 31, 2006
      ------------------------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------------------------
                           Mark J. Seger, Treasurer


Date       August 31, 2006
      ------------------------------------------------




* Print the name and title of each signing officer under his or her signature.